SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Lease
Within one year	$ 51,065
One to two years	36,406
Total lease payments	87,471
Less: interest	(5,975)
Present value of lease payments	$ 81,496	$ 124,951